Investments - Summarized financial Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2020	Sep. 17, 2020	Nov. 20, 2019
Schedule of Equity Method Investments [Line Items]
Assets	$ 994,823,000		$ 994,823,000		$ 680,829,000					$ 100
Liabilities	460,686,000		460,686,000		443,862,000
Equity	534,137,000		534,137,000					$ 424,395,000	$ 0	$ 100
Income tax expense	$ (9,546,000)	$ (997,000)	$ (11,585,000)	$ (2,674,000)
StepStone Group LP
Schedule of Equity Method Investments [Line Items]
Assets					680,829,000	$ 491,723,000
Liabilities					443,862,000	346,061,000
Income tax expense					(3,955,000)	(1,640,000)	$ (1,986,000)
StepStone Group LP | Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member]
Schedule of Equity Method Investments [Line Items]
Assets					21,306,228	14,465,538
Liabilities					508,121	83,698
Equity					20,798,107	14,381,840
Investment income					78,319	78,725	51,248
Expenses					(167,030)	(101,813)	(74,540)
Net realized and unrealized gain on investments					2,572,750	1,177,118	1,883,194
Income tax expense					(5,169)	(1,960)	(306)
Net income					$ 2,478,870	$ 1,152,070	$ 1,859,596